Consolidated Statements of Income - USD ($) shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statements of Income [Abstract]
Sales	$ 5,418	$ 5,363	$ 5,405
Cost of sales	3,746	3,703	3,602
Gross profit	1,672	1,660	1,803
Selling, transport and marketing expenses	746	722	653
General and administrative expenses	261	321	350
Research and development expenses	55	73	74
Other expenses	90	618	211
Other income	(109)	(71)	(250)
Operating income (loss)	629	(3)	765
Finance expenses	229	157	160
Finance income	(105)	(25)	(52)
Finance expenses, net	124	132	108
Share in earnings of equity-accounted investees	0	18	11
Income (loss) before taxes on income	505	(117)	668
Provision for income taxes	158	55	162
Net income (loss)	347	(172)	506
Net loss attributable to the non-controlling interests	(17)	(50)	(3)
Net income (loss) attributable to the shareholders of the Company	$ 364	$ (122)	$ 509
Earnings (loss) per share attributable to the shareholders of the Company
Basic earnings (loss) per share (in $)	$ 0.29	$ (0.10)	$ 0.40
Diluted earnings (loss) per share (in $)	$ 0.29	$ (0.10)	$ 0.40
Weighted-average number of ordinary shares outstanding
Basic (in thousands)	1,276,072	1,273,295	1,271,624
Diluted (in thousands)	1,276,997	1,273,295	1,272,256